Debentures and Long-term Loans from Financial Institutions (Schedule of Movement in liabilities) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Balance as at January 1	₪ (3,929)	₪ (3,522)
Effect of initial application of IFRS 9		(34)
Balance as at January 1	(3,929)	(3,556)
Changes from financing cash flows
Payments for derivative contracts, net	2	15	₪ 3
Repayment of debentures and long-term loans from financial institutions	504	634
Receipt of long-term loans from financial institutions	(150)
Proceeds from issuance of debentures, net of issuance costs		(997)
Repurchase of own debentures	10
Interest paid	127	126
Acquisition of non-controlling interests		19
Total net financing cash flows	705	(203)
Financing expenses recognized in profit or loss	(156)	(170)
Balance as at December 31	(3,380)	(3,929)	(3,522)
Loan [member]
Disclosure of detailed information about borrowings [line items]
Balance as at January 1	(462)	(540)
Effect of initial application of IFRS 9
Balance as at January 1	(462)	(540)
Changes from financing cash flows
Payments for derivative contracts, net
Repayment of debentures and long-term loans from financial institutions	212	78
Receipt of long-term loans from financial institutions	(150)
Proceeds from issuance of debentures, net of issuance costs
Repurchase of own debentures
Interest paid
Acquisition of non-controlling interests
Total net financing cash flows	62	78
Financing expenses recognized in profit or loss
Balance as at December 31	(400)	(462)	(540)
Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Balance as at January 1	(3,403)	(2,900)
Effect of initial application of IFRS 9		(34)
Balance as at January 1	(3,403)	(2,934)
Changes from financing cash flows
Payments for derivative contracts, net
Repayment of debentures and long-term loans from financial institutions	504	556
Receipt of long-term loans from financial institutions
Proceeds from issuance of debentures, net of issuance costs		(997)
Repurchase of own debentures	10
Interest paid
Acquisition of non-controlling interests
Total net financing cash flows	514	(441)
Financing expenses recognized in profit or loss	(31)	(28)
Balance as at December 31	(2,920)	(3,403)	(2,900)
Derivatives [Member]
Disclosure of detailed information about borrowings [line items]
Balance as at January 1	(1)	(17)
Effect of initial application of IFRS 9
Balance as at January 1	(1)	(17)
Changes from financing cash flows
Payments for derivative contracts, net	2	15
Repayment of debentures and long-term loans from financial institutions
Receipt of long-term loans from financial institutions
Proceeds from issuance of debentures, net of issuance costs
Repurchase of own debentures
Interest paid
Acquisition of non-controlling interests
Total net financing cash flows	2	15
Financing expenses recognized in profit or loss	(6)	1
Balance as at December 31	(5)	(1)	(17)
Interest payable [Member]
Disclosure of detailed information about borrowings [line items]
Balance as at January 1	(63)	(54)
Effect of initial application of IFRS 9
Balance as at January 1	(63)	(54)
Changes from financing cash flows
Payments for derivative contracts, net
Repayment of debentures and long-term loans from financial institutions
Receipt of long-term loans from financial institutions
Proceeds from issuance of debentures, net of issuance costs
Repurchase of own debentures
Interest paid	127	126
Acquisition of non-controlling interests
Total net financing cash flows	127	126
Financing expenses recognized in profit or loss	(119)	(135)
Balance as at December 31	(55)	(63)	(54)
Put options of non-controlling interests [Member]
Disclosure of detailed information about borrowings [line items]
Balance as at January 1		(11)
Effect of initial application of IFRS 9
Balance as at January 1		(11)
Changes from financing cash flows
Payments for derivative contracts, net
Repayment of debentures and long-term loans from financial institutions
Receipt of long-term loans from financial institutions
Proceeds from issuance of debentures, net of issuance costs
Repurchase of own debentures
Interest paid
Acquisition of non-controlling interests		19
Total net financing cash flows		19
Financing expenses recognized in profit or loss		(8)
Balance as at December 31			₪ (11)